Loans Payable (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Loan Outstanding

The Company had various loans outstanding at December 31, 2018 and 2017 – all were short-term in nature, with varying rates of interest and fees, and no set minimum monthly payments, as follows:

	2018	2017
Business Backer Credit Line	$0	$7,362
Credit Line - BlueVine	59,125	60,147
Credit Line - Fundbox	17,077	8,077
Total loans payable	$76,202	$75,586